Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI Min Vol Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.1%
Verbund AG	363	$16,444

Belgium — 4.4%
Ageas	3,804	136,870
Colruyt SA	3,659	218,901
Groupe Bruxelles Lambert SA	4,055	323,692
Proximus SADP	9,586	204,426
Telenet Group Holding NV	541	22,565
UCB SA	2,961	270,935

		1,177,389

Denmark — 6.5%
Carlsberg A/S, Class B	1,882	237,259
Chr Hansen Holding A/S	708	61,001
Coloplast A/S, Class B	2,742	433,605
DSV Panalpina A/S	774	79,848
H Lundbeck A/S	1,292	47,065
ISS A/S(a)	1,269	18,931
Novo Nordisk A/S, Class B	7,319	466,716
Orsted A/S(b)	1,771	179,007
Tryg A/S	8,017	212,236

		1,735,668

Finland — 3.2%
Elisa OYJ	5,550	337,015
Fortum OYJ	2,643	43,857
Kone OYJ, Class B	1,275	77,255
Neste OYJ	1,129	39,979
Nokia OYJ	9,970	36,299
Orion OYJ, Class B	334	16,967
Sampo OYJ, Class A	9,368	310,286

		861,658

France — 12.2%
Aeroports de Paris	1,015	99,389
Air Liquide SA	1,949	247,843
Alstom SA	1,678	68,664
BioMerieux	320	39,711
Covivio	3,178	198,931
Danone SA	2,586	179,181
Dassault Systemes SE	196	28,670
EssilorLuxottica SA	1,213	149,667
Gecina SA	1,118	145,843
Getlink SE	9,994	127,307
Hermes International	534	390,590
ICADE	781	60,008
Klepierre SA	953	19,264
L’Oreal SA	726	210,963
Orange SA	24,736	301,684
Pernod Ricard SA	1,293	196,997
Sanofi	4,548	444,293
SCOR SE	933	26,263
Sodexo SA	1,324	105,138
Suez	990	11,185
Thales SA	1,154	87,391
TOTAL SA	2,849	102,509
Unibail-Rodamco-Westfield	96	5,649
Vinci SA	322	26,346
Vivendi SA	521	11,245

		3,284,731

Security	Shares	Value

Germany — 11.4%
adidas AG	354	$81,114
Allianz SE, Registered	1,097	202,917
Aroundtown SA	15,875	85,375
Beiersdorf AG	2,322	243,087
Carl Zeiss Meditec AG, Bearer	146	14,384
Deutsche Boerse AG	1,285	199,507
Deutsche Telekom AG, Registered	26,817	391,391
Deutsche Wohnen SE	1,807	73,231
E.ON SE	8,695	87,103
Fraport AG Frankfurt Airport Services Worldwide(c)	928	40,698
Fresenius SE & Co. KGaA	291	12,631
Hannover Rueck SE	2,066	329,250
Henkel AG & Co. KGaA	1,406	109,493
Merck KGaA	2,416	280,767
METRO AG	902	7,833
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,593	350,358
QIAGEN NV(a)	788	32,798
SAP SE	798	95,219
Siemens Healthineers AG(b)	2,680	118,003
Symrise AG	450	45,503
Telefonica Deutschland Holding AG	17,999	51,159
Uniper SE	1,510	40,521
Vonovia SE	3,260	160,859

		3,053,201

Ireland — 1.4%
Flutter Entertainment PLC(a)	143	17,496
Kerry Group PLC, Class A	2,759	316,396
Kingspan Group PLC	874	44,514

		378,406

Italy — 2.7%
Assicurazioni Generali SpA	9,782	139,446
Davide Campari-Milano SpA	3,059	23,688
Enel SpA	24,405	166,693
Eni SpA	3,466	33,081
Recordati SpA	1,579	68,608
Snam SpA	31,573	141,371
Terna Rete Elettrica Nazionale SpA	26,392	165,349

		738,236

Netherlands — 5.8%
Akzo Nobel NV	910	68,973
Heineken Holding NV	1,977	153,960
Heineken NV	2,962	251,821
Koninklijke Ahold Delhaize NV	9,107	221,044
Koninklijke KPN NV	37,824	87,497
Koninklijke Vopak NV	1,757	101,264
NN Group NV	1,028	29,737
Prosus NV(a)	403	30,536
Unilever NV	6,158	307,431
Wolters Kluwer NV	4,106	301,859

		1,554,122

Norway — 2.9%
Equinor ASA	1,247	17,504
Gjensidige Forsikring ASA	9,564	169,389
Mowi ASA	5,352	91,910
Orkla ASA	23,732	215,362
Telenor ASA	18,159	279,416

		773,581

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Min Vol Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal — 0.1%
EDP — Energias de Portugal SA	6,262	$26,406

Spain — 4.7%
Aena SME SA(b)	1,351	170,911
Enagas SA	381	8,885
Endesa SA	15,533	344,519
Ferrovial SA	1,791	44,726
Iberdrola SA	31,449	314,837
Industria de Diseno Textil SA	4,462	113,628
Naturgy Energy Group SA	2,566	45,278
Red Electrica Corp. SA	12,427	218,529

		1,261,313

Sweden — 2.5%
Assa Abloy AB, Class B	4,154	74,874
Essity AB, Class B(a)	645	20,967
Hennes & Mauritz AB, Class B	2,176	30,344
ICA Gruppen AB	3,462	151,067
Investor AB, Class B	1,830	92,032
Millicom International Cellular SA, SDR	351	9,236
Svenska Handelsbanken AB, Class A(a)	3,438	31,785
Tele2 AB, Class B	2,547	33,014
Telefonaktiebolaget LM Ericsson, Class B	2,981	25,973
Telia Co. AB	56,695	195,906

		665,198

Switzerland — 20.3%
Alcon Inc.(a)	2,004	105,770
Baloise Holding AG, Registered	1,349	201,969
Barry Callebaut AG, Registered	64	125,460
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	34	265,088
Chocoladefabriken Lindt & Spruengli AG, Registered	1	83,718
Coca-Cola HBC AG	445	11,310
Geberit AG, Registered	411	184,432
Givaudan SA, Registered	155	519,209
Kuehne + Nagel International AG, Registered	1,348	192,811
Nestle SA, Registered	4,248	448,501
Novartis AG, Registered	4,995	425,725
Pargesa Holding SA, Bearer	418	29,732
Partners Group Holding AG	211	166,107
Roche Holding AG, NVS	1,498	520,649
Schindler Holding AG, Registered	193	41,394
SGS SA, Registered	117	264,876
Sonova Holding AG, Registered	526	94,992
Swiss Life Holding AG, Registered	715	253,286
Swiss Prime Site AG, Registered	4,150	394,296
Swiss Re AG	4,159	300,177
Swisscom AG, Registered	868	451,290
Zurich Insurance Group AG	1,142	363,608

		5,444,400

United Kingdom — 20.7%
Admiral Group PLC	7,763	228,151
Associated British Foods PLC	556	13,272
AstraZeneca PLC	2,841	298,219
BAE Systems PLC	19,648	125,997
BP PLC	36,561	144,390
British American Tobacco PLC	1,384	53,777

Security	Shares	Value

United Kingdom (continued)
BT Group PLC	11,331	$16,586
Bunzl PLC	2,909	63,387
Coca-Cola European Partners PLC	3,906	154,834
Compass Group PLC	14,598	246,000
Croda International PLC	1,841	113,367
Diageo PLC	10,708	371,430
Direct Line Insurance Group PLC	48,338	166,147
Experian PLC	5,435	162,885
GlaxoSmithKline PLC	20,138	421,912
Halma PLC	1,337	35,246
HSBC Holdings PLC	36,518	188,854
Imperial Brands PLC	3,043	64,445
Land Securities Group PLC	5,366	44,807
Meggitt PLC	3,083	10,861
National Grid PLC	37,645	443,401
Next PLC	286	17,049
Reckitt Benckiser Group PLC	1,234	103,196
RELX PLC	14,147	320,573
Rentokil Initial PLC	7,807	46,706
Royal Dutch Shell PLC, Class A	11,413	190,744
RSA Insurance Group PLC	10,567	48,143
Sage Group PLC (The)	6,454	52,101
Segro PLC	34,368	359,633
Severn Trent PLC	4,634	139,698
Smith & Nephew PLC	14,737	289,609
SSE PLC	8,737	137,755
Unilever PLC	5,650	292,334
United Utilities Group PLC	10,191	115,973
Vodafone Group PLC	42,691	60,386
Whitbread PLC	599	22,515

		5,564,383

Total Common Stocks — 98.9% (Cost: $29,134,166)		26,535,136

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(d)(e)(f)	42,935	42,982

Total Short-Term Investments — 0.2% (Cost: $42,966)		42,982

Total Investments in Securities — 99.1% (Cost: $29,177,132)		26,578,118

Other Assets, Less Liabilities — 0.9%		243,416

Net Assets — 100.0%		$26,821,534

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

2

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Min Vol Europe ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	70,627	(27,692)	42,935	$42,982	$137	(b)	$38		$2
BlackRock Cash Funds: Treasury, SL Agency Shares	5,000	(5,000)	—	—	71		—		—

				$42,982	$208		$38		$2

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	9	06/19/20	$285	$16,828

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$26,535,136	$—	$—	$26,535,136
Money Market Funds	42,982	—	—	42,982

	$26,578,118	$—	$—	$26,578,118

Derivative financial instruments(a)
Assets
Futures Contracts	$16,828	$—	$—	$16,828

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

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